Note 21 Financial liabilities at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial liabilities at amortised cost [Line Items]
Deposits at amortised cost	€ 480,420	€ 473,835
Liabilities due to central banks	15,638	20,309
Deposits from banks	33,798	40,039
Deposits from customers at amortised cost	430,984	413,487
Debt Securities at amortized cost	69,061	68,707
Other financial liabilities	16,271	15,046
Financial liabilities at amortised cost	565,752	557,589
Demand deposits at amortized cost [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	135	159
Deposits from banks	8,767	6,629
Deposits from customers at amortised cost	316,246	317,543
Time deposits and other [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	8,168	12,203
Deposits from banks	14,794	12,871
Deposits from customers at amortised cost	100,921	91,740
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	7,334	7,947
Deposits from banks	10,237	20,539
Deposits from customers at amortised cost	€ 13,816	€ 4,204